SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	1 Months Ended		7 Months Ended	12 Months Ended
	Jan. 27, 2022	Dec. 17, 2021	Dec. 31, 2021	May 31, 2021	Jun. 30, 2022	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2020	May 31, 2020	Dec. 31, 2019
The Catalyst Group Entertainment Llc [Member]
Cash			$ 4,726			$ 1,670		$ 4,726
Members’ Equity			4,726			1,670	$ 4,726	4,726		$ 35,100
Cash and cash equivalent			4,726			1,670		4,726
Iqi Media Inc [Member]
Cash			1,836			1,512		79
Members’ Equity			(59,142)			(66,073)	$ (37,585)	(34,028)		$ (1,269)
Cash and cash equivalent			1,836			1,512		$ 79
Accumulated Deficit			59,142			(66,073)
Accumulated deficit			(59,142)			$ 66,073
Winvest Group Ltd [Member]
Members’ Equity			(114,522)	$ (32,298)					$ (26,220)
Accumulated Deficit			(101,493,644)	(101,411,420)					(98,877,238)
Accumulated deficit			$ 101,493,644	101,411,420					$ 98,877,238
Working capital deficit				$ 101,493,644
Effective Income Tax Rate Reconciliation, Tax Settlement, Percent				50.00%
Reverse split			1 for 250 reverse split
Winvests Group Ltd [Member]
Cash					$ 27,645
Members’ Equity			(114,522)		1,619,358
Cash and cash equivalent			0		27,645
Accumulated Deficit			(101,493,644)		(101,739,763)
Accumulated deficit			$ 101,493,644		101,739,763
Working capital deficit					$ 359,191
Reverse split	1 for 250	1 for 250